Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2023	2022
Computer software and web development	$229,527	$236,533
Computer equipment	23,738	24,240
Buildings	5,158	5,158
Leasehold improvements	4,600	4,600
Furniture, fixtures and equipment	1,166	1,222
Computer software and web development projects in-process	2,157	5,147

Property and equipment, gross	266,346	276,900
Less: Accumulated depreciation	(221,291)	(202,753)

Property and equipment, net	$45,055	$74,147

Summary of depreciation expense related to property and equipment
The Company recorded depreciation expense related to property and equipment in the following expense categories of its consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenue	$17,994	$27,137
Selling and marketing	—	381
Enterprise technology and development	16,463	28,833
General and administrative	3	242

Total depreciation	$34,460	$56,593